Significant Accounting Policies - Schedule of Estimated Useful Life for the Intangible Assets (Details)	Dec. 31, 2025
Customer relationships [Member]
Schedule of Estimated Useful Life for the Intangible Assets [Line Items]
Estimated useful life	3 years
Trade names [Member]
Schedule of Estimated Useful Life for the Intangible Assets [Line Items]
Estimated useful life	10 years
Developed technology [Member]
Schedule of Estimated Useful Life for the Intangible Assets [Line Items]
Estimated useful life	7 years